UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett         Austin, TX February 1, 2006
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51
Form 13F Information Table Value Total:   $695711


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103     8986   120259 SH       SOLE                    50000             70259
Americredit Corp.              common           03060R101    60451  2358600 SH       SOLE                  1977000            381600
Anheuser Busch Co.             common           035229103     9109   212025 SH       SOLE                   111000            101025
Berkshire Hath Cl. A           common           084670108    13913      157 SH       SOLE                                        157
Berkshire Hath Cl. B           common           084670207     2348      800 SH       SOLE                                        800
Bristol Myers Squibb           common           110122108    20680   899900 SH       SOLE                   730000            169900
Cadbury Schweppes              common           127209302     9667   252475 SH       SOLE                   180000             72475
Cardinal Health                common           14149Y108      217     3150 SH       SOLE                     2900               250
Chgo Rivet & Machine           common           168088102      297    14850 SH       SOLE                                      14850
Clorox                         common           189054109    16230   285288 SH       SOLE                   220000             65288
Coca-Cola Co.                  common           191216100    89730  2226000 SH       SOLE                  1921000            305000
Colgate Palmolive              common           194162103     5606   102200 SH       SOLE                    95000              7200
Discovery Holding A            common           25468Y107    11643   768486 SH       SOLE                   637000            131486
Electronic Data Syst           common           285661104    10085   419500 SH       SOLE                   370000             49500
Equifax Inc.                   common           294429105     2467    64900 SH       SOLE                                      64900
Ethan Allen Interiors          common           297602104     1370    37500 SH       SOLE                                      37500
Federal Home Loan              common           313400301    23422   358405 SH       SOLE                   256700            101705
Federal Nat'l Mtg.             common           313586109     4941   101230 SH       SOLE                   100000              1230
First Data Corp.               common           319963104    15340   356650 SH       SOLE                   160000            196650
Gannett Company                common           364730101      844    13940 SH       SOLE                                      13940
H&R Block                      common           093671105     7367   300100 SH       SOLE                   250000             50100
Henkel KGAA ADR                common           42550U109    29000   313032 SH       SOLE                   260707             52325
Henkel ORD                     common           005002465    16398   177000 SH       SOLE                   165000             12000
Home Depot                     common           437076102     2062    50950 SH       SOLE                                      50950
Interpublic Group Co.          common           460690100    12499  1295200 SH       SOLE                  1163100            132100
Johnson & Johnson              common           478160104     7495   124705 SH       SOLE                    70000             54705
Kinder Morgan Inc.             common           49455P101     2593    28200 SH       SOLE                                      28200
Kraft Foods, Inc.              common           50075n104    51803  1840900 SH       SOLE                  1615000            225900
Lancaster Colony Corp.         common           513847103    39756  1073038 SH       SOLE                   911588            161450
Leucadia Nat'l Corp.           common           527288104     3154    66450 SH       SOLE                                      66450
Liberty Media Corp. A          common           530718105    61892  7864306 SH       SOLE                  6424000           1440306
MBIA Inc.                      common           55262C100     2464    40950 SH       SOLE                    40000               950
MGIC Investment                common           552848103     2049    31125 SH       SOLE                    30000              1125
Markel Corp.                   common           570535104      812     2560 SH       SOLE                                       2560
Marsh & McLennan               common           571748102     7348   231350 SH       SOLE                   129700            101650
Microsoft Corp.                common           594918104     3944   150820 SH       SOLE                   140000             10820
National Beverage Corp.        common           635017106     1054   107900 SH       SOLE                   107900
PepsiCo Inc.                   common           713448108     5699    96470 SH       SOLE                    90000              6470
Pfizer Inc.                    common           717081103    34462  1477800 SH       SOLE                  1207000            270800
Procter & Gamble Co.           common           742718109     2221    38380 SH       SOLE                                      38380
TJX Co.                        common           872540109     1921    82700 SH       SOLE                                      82700
Torchmark Corp.                common           891027104      795    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      242     8000 SH       SOLE                                       8000
Trizec Properties              common           89687P107     7373   321700 SH       SOLE                   280000             41700
Tyco Int'l LTD                 common           902124106    24983   865650 SH       SOLE                   622000            243650
U.S. Bancorp                   common           902973304     5302   177394 SH       SOLE                   150000             27394
Unilever NV (NEW)              common           904784709    22342   325450 SH       SOLE                   290000             35450
Viacom Inc. Cl. B              common           92553P201     8385   257200 SH       SOLE                   180000             77200
Wal Mart Stores Inc.           common           931142103    18654   398600 SH       SOLE                   296000            102600
Washington Mutual              common           939322103     1740    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2556     6640 SH       SOLE                                       6640